Prepaid and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Refundable corporate income tax	$ 20,835	$ 0
Accrued interest income	10,589	2,013
Prepayment for Sohu services	10,104	10,101
Rental deposits	4,305	2,307
Employee advance	3,430	1,252
Restricted cash	2,149	795
VAT refund receivables	2,118	2,355
Capitalized transaction cost	0	1,670
Deferred tax assets	4,743	2,229
Others	6,184	6,323
Total	$ 64,457	$ 29,045